Income Taxes - Schedule of Components of Pretax Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Pre Tax Loss [Line Items]
Total pre-tax loss	$ (3,814,351)	$ (3,729,250)	$ (1,928,269)
U.S. [Member]
Schedule Of Pre Tax Loss [Line Items]
Total pre-tax loss	(1,540,919)	(2,497,989)	(1,162,229)
Non-U.S. [Member]
Schedule Of Pre Tax Loss [Line Items]
Total pre-tax loss	$ (2,273,432)	$ (1,231,261)	$ (766,040)